Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of consolidated entities

	Place incorporated	Ownership percentage
TROOPS, Inc.	Cayman Islands	Parent Company
SGOCO International (HK) Limited	Hong Kong	100%
Beijing SGOCO Image Technology Co., Ltd.	Beijing, China	100%
Giant Financial Services Limited (“GFS”)	Samoa	100%
Apiguru Pty Ltd. (“Apiguru”)	Australia	100%
Giant Connection Limited	Republic of Seychelles	100%
Giant Credit Limited (“GCL”)	Hong Kong	100%
11 Hau Fook Street Limited	Hong Kong	100%
Paris Sky Limited	Marshall Islands	100%
Vision Lane Limited	British Virgin Islands	100%
Suns Tower Limited
(Formerly known as First Asia Tower Limited) (“Suns Tower”)	Hong Kong	100%
First Asia Finance Limited (“FAF”)	Hong Kong	100%

Schedule of assets with estimated useful lives

Leasehold land and buildings	Leasehold land and buildings are depreciated over the shorter of the unexpired term of lease and their estimated useful lives, being no more than 50 years
Machinery and equipment	4-10 years
Leasehold improvements	5 years
Vehicles and office equipment	4-5 years

Schedule of Separately identifiable intangible assets that have determinable lives

Trademarks of GFS	10 years
Service Contracts of GFS	1 year
Non-competition agreements of Apiguru	3 years

Summary of changes in Warrant derivative liability

Carrying Value at
	December 31,	Fair Value Measurement at
	2022	December 31, 2022
		Level 1	Level 2	Level 3
Warrant derivative liability	$—	$—	$—	$—

Schedule of changes in financial liabilities

Amount
Balance at January 1, 2020	$253
Change in fair value of warrant derivative liability	(4)
Balance at December 31, 2020	249
Change in fair value of warrant derivative liability	(249)
Balance at December 31, 2021	$—

Schedule of fair value of the outstanding warrants was calculated using the Monte-Carlo simulation Model

Warrants	December 31, 2020
Market price per share (USD/share)	$1.45
Exercise price (USD/share)	1.00
Risk free rate	0.07%
Dividend yield	—%
Expected term/Contractual life (years)	0.26
Expected volatility	64.06%

Schedule of the Company's revenues disaggregated by products and services and timing of revenue recognition:

	Year ended December 31,
Revenue by recognition over time	2022	2021	2020
Revenue by recognition over time	$3,875	$3,683	$4,293

	$3,875	3,683	$4,293

	Year ended December 31,
Revenue by major product line	2022	2021	2020

Interest on loans	$2,451	$1,673	$1,667
Property lease and management	1,106	1,068	1,130
Financial technology solutions and services	318	942	1,496

	$3,875	3,683	$4,293

Summary of the movement of the Company's contract liabilities

Rental receipt in advance
Balance as of January 1, 2020	$8
Revenue recognized from beginning contract liability balance	(8)
Advances received from customers related to unsatisfied performance obligations	3
Balance as of December 31, 2020	$3
Revenue recognized from beginning contract liability balance	(3)
Advances received from customers related to unsatisfied performance obligations	7
Balance as of December 31, 2021	$7
Revenue recognized from beginning contract liability balance	(7)
Advances received from customers related to unsatisfied performance obligations	10
Balance as of December 31, 2022	$10